Rule 497(d)

                                    FT 5341
           UBS Decade Ahead - Transformational Technologies Portfolio

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Prospectus, the Ticker Symbol for the Trust was incorrectly identified and should be replaced with "FMKTCX."

May 4, 2015